UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628

Name of Registrant: Vanguard Malvern Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (7.4%)
Comcast Corp. Class A	137,389	5,754
Macy's Inc.	105,500	5,064
Gannett Co. Inc.	206,300	5,046
Ford Motor Co.	296,700	4,590
CBS Corp. Class B	91,287	4,461
* PulteGroup Inc.	224,000	4,249
Dillard's Inc. Class A	42,100	3,451
Walt Disney Co.	54,600	3,448
Brinker International Inc.	86,400	3,407
* TRW Automotive Holdings Corp.	48,000	3,189
* Starz	123,000	2,718
Dana Holding Corp.	136,100	2,621
Whirlpool Corp.	20,100	2,299
Time Warner Inc.	38,700	2,238
Lowe's Cos. Inc.	50,800	2,078
Home Depot Inc.	22,600	1,751
Service Corp. International	71,900	1,296
* Jack in the Box Inc.	32,400	1,273
GameStop Corp. Class A	25,700	1,080
Gap Inc.	18,400	768
Foot Locker Inc.	10,600	372
		61,153
Consumer Staples (6.6%)
Procter & Gamble Co.	195,769	15,072
CVS Caremark Corp.	137,950	7,888
* Pilgrim's Pride Corp.	335,400	5,011
Kimberly-Clark Corp.	48,200	4,682
JM Smucker Co.	35,500	3,662
Energizer Holdings Inc.	35,700	3,588
Kroger Co.	103,100	3,561
Ingredion Inc.	53,600	3,517
Altria Group Inc.	63,700	2,229
* Dean Foods Co.	204,200	2,046
Kraft Foods Group Inc.	19,500	1,090
Reynolds American Inc.	18,800	909
Safeway Inc.	31,500	745
Mondelez International Inc. Class A	5,068	145
		54,145
Energy (14.4%)
Exxon Mobil Corp.	426,600	38,543
Chevron Corp.	201,530	23,849
ConocoPhillips	173,490	10,496
Anadarko Petroleum Corp.	91,900	7,897
Phillips 66	122,245	7,202
Marathon Petroleum Corp.	83,268	5,917
Valero Energy Corp.	160,840	5,592
Chesapeake Energy Corp.	251,700	5,130
HollyFrontier Corp.	102,800	4,398

Tesoro Corp.	82,400	4,311
Western Refining Inc.	132,400	3,717
Occidental Petroleum Corp.	22,000	1,963
		119,015
Financials (29.2%)
Wells Fargo & Co.	545,423	22,510
JPMorgan Chase & Co.	424,140	22,390
Citigroup Inc.	323,861	15,536
* Berkshire Hathaway Inc. Class B	125,600	14,057
Goldman Sachs Group Inc.	67,917	10,272
Bank of America Corp.	669,076	8,604
US Bancorp	224,100	8,101
Morgan Stanley	309,000	7,549
State Street Corp.	105,400	6,873
Discover Financial Services	133,100	6,341
Allstate Corp.	119,400	5,745
SunTrust Banks Inc.	180,900	5,711
Regions Financial Corp.	598,500	5,704
Ameriprise Financial Inc.	70,200	5,678
Fifth Third Bancorp	312,300	5,637
Lincoln National Corp.	147,200	5,368
XL Group plc Class A	159,900	4,848
Everest Re Group Ltd.	36,900	4,733
PartnerRe Ltd.	51,400	4,655
Axis Capital Holdings Ltd.	101,400	4,642
Travelers Cos. Inc.	55,200	4,412
Platinum Underwriters Holdings Ltd.	72,400	4,143
Aflac Inc.	64,500	3,749
Ventas Inc.	43,600	3,028
CBOE Holdings Inc.	63,600	2,966
Host Hotels & Resorts Inc.	166,300	2,805
Zions Bancorporation	90,900	2,625
Weyerhaeuser Co.	82,200	2,342
Kimco Realty Corp.	103,200	2,212
BioMed Realty Trust Inc.	99,800	2,019
Weingarten Realty Investors	64,400	1,982
* Howard Hughes Corp.	17,500	1,962
Regency Centers Corp.	37,900	1,926
RLJ Lodging Trust	82,600	1,858
EPR Properties	36,400	1,830
CBL & Associates Properties Inc.	84,400	1,808
Lexington Realty Trust	154,300	1,802
Corrections Corp. of America	52,900	1,792
Retail Properties of America Inc.	122,100	1,744
Inland Real Estate Corp.	166,200	1,698
Equity Lifestyle Properties Inc.	21,500	1,690
Omega Healthcare Investors Inc.	51,800	1,607
National Retail Properties Inc.	46,400	1,596
* Popular Inc.	51,100	1,550
Brandywine Realty Trust	112,200	1,517
Nelnet Inc. Class A	38,300	1,382
HCC Insurance Holdings Inc.	30,900	1,332
* American International Group Inc.	28,600	1,278
Simon Property Group Inc.	7,600	1,200
* World Acceptance Corp.	12,500	1,087
General Growth Properties Inc.	53,300	1,059
CapitalSource Inc.	74,300	697

Ashford Hospitality Trust Inc.	59,300	679
* Sunstone Hotel Investors Inc.	37,700	455
Protective Life Corp.	8,500	326
HCP Inc.	4,900	223
Susquehanna Bancshares Inc.	16,300	209
Prologis Inc.	4,400	166
		241,710
Health Care (11.7%)
Pfizer Inc.	517,925	14,507
Johnson & Johnson	168,350	14,454
Medtronic Inc.	172,800	8,894
Merck & Co. Inc.	188,101	8,737
Eli Lilly & Co.	151,500	7,442
Cigna Corp.	85,500	6,198
Omnicare Inc.	101,900	4,862
* CareFusion Corp.	126,500	4,661
* Mylan Inc.	139,500	4,329
AbbVie Inc.	102,200	4,225
Becton Dickinson and Co.	42,000	4,151
Baxter International Inc.	58,100	4,025
* Covance Inc.	41,400	3,152
* Charles River Laboratories International Inc.	76,000	3,118
Zimmer Holdings Inc.	31,700	2,376
UnitedHealth Group Inc.	20,900	1,369
Abbott Laboratories	14,400	502
		97,002
Industrials (9.8%)
General Electric Co.	1,120,340	25,981
Raytheon Co.	93,200	6,162
Northrop Grumman Corp.	73,100	6,053
* Delta Air Lines Inc.	271,400	5,078
L-3 Communications Holdings Inc.	56,900	4,879
Boeing Co.	46,200	4,733
Lockheed Martin Corp.	41,900	4,544
Towers Watson & Co. Class A	51,400	4,212
* Hertz Global Holdings Inc.	159,700	3,960
Textron Inc.	146,100	3,806
Avery Dennison Corp.	81,800	3,498
Fortune Brands Home & Security Inc.	68,700	2,661
Cintas Corp.	47,100	2,145
Flowserve Corp.	24,300	1,312
Manpowergroup Inc.	14,800	811
Crane Co.	10,400	623
* Oshkosh Corp.	16,400	623
		81,081
Information Technology (8.9%)
Cisco Systems Inc.	512,100	12,449
Hewlett-Packard Co.	351,500	8,717
Intel Corp.	236,600	5,731
Western Digital Corp.	85,700	5,321
Xerox Corp.	557,300	5,055
Symantec Corp.	221,000	4,966
Texas Instruments Inc.	133,200	4,645
Fidelity National Information Services Inc.	98,300	4,211
Computer Sciences Corp.	89,600	3,922
Apple Inc.	9,700	3,842

Motorola Solutions Inc.	58,442	3,374
*	LSI Corp.	411,800	2,940
Booz Allen Hamilton Holding Corp.	168,200	2,923
*	Freescale Semiconductor Ltd.	176,303	2,389
*	Anixter International Inc.	12,900	978
Maxim Integrated Products Inc.	31,300	870
Applied Materials Inc.	34,300	511
CA Inc.	13,600	389
73,233
Materials (3.0%)
International Paper Co.	110,400	4,892
LyondellBasell Industries NV Class A	69,900	4,631
Westlake Chemical Corp.	43,300	4,174
Worthington Industries Inc.	130,400	4,135
CF Industries Holdings Inc.	20,600	3,533
*	Louisiana-Pacific Corp.	235,000	3,476
24,841
Telecommunication Services (2.5%)
AT&T Inc.	589,710	20,876

Utilities (5.9%)
Edison International	119,400	5,750
American Electric Power Co. Inc.	119,800	5,365
DTE Energy Co.	77,600	5,200
PG&E Corp.	113,000	5,167
CMS Energy Corp.	177,600	4,825
Pinnacle West Capital Corp.	84,800	4,704
UGI Corp.	118,000	4,615
Ameren Corp.	132,000	4,546
Portland General Electric Co.	100,200	3,065
Entergy Corp.	31,300	2,181
Black Hills Corp.	43,500	2,121
UNS Energy Corp.	15,000	671
NV Energy Inc.	19,600	460
Duke Energy Corp.	2,800	189
48,859
Total Common Stocks (Cost $709,982)	821,915
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
2	Vanguard Market Liquidity Fund	0.127%	4,560,378	4,560

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.090%	10/25/13	100	100
[4,5] Freddie Mac Discount Notes	0.130%	9/16/13	200	200
300
Total Temporary Cash Investments (Cost $4,860)	4,860

Total Investments (100.0%) (Cost $714,842)	826,775
Other Assets and Liabilities-Net (0.0%)	204
Net Assets (100%)	826,979

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	821,915	—	—
Temporary Cash Investments	4,560	300	—
Futures Contracts—Liabilities[1]	(22)	—	—
Total	826,453	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio

U.S. Value Fund

turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	10	3,998	(91)
E-mini S&P 500 Index	September 2013	12	960	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2013, the cost of investment securities for tax purposes was $714,842,000. Net unrealized appreciation of investment securities for tax purposes was $111,933,000, consisting of unrealized gains of $122,562,000 on securities that had risen in value since their purchase and $10,629,000 in unrealized losses on securities that had fallen in value since their purchase.

Capital Value Fund

Schedule of Investments
As of June 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (98.9%)
Consumer Discretionary (11.9%)
	GameStop Corp. Class A	426,655	17,932
*	Fifth & Pacific Cos. Inc.	673,962	15,056
*	Tempur Sealy International Inc.	208,970	9,174
*	Groupon Inc.	1,009,055	8,577
	Best Buy Co. Inc.	271,503	7,420
*	General Motors Co.	215,835	7,190
*	Tenneco Inc.	155,375	7,036
	Dana Holding Corp.	337,430	6,499
*,^ Vera Bradley Inc.		297,100	6,435
	Abercrombie & Fitch Co.	104,955	4,749
	Wyndham Worldwide Corp.	75,500	4,321
	GNC Holdings Inc. Class A	95,100	4,204
	Ford Motor Co.	247,600	3,830
	Men's Wearhouse Inc.	95,700	3,622
*	Aeropostale Inc.	255,400	3,525
*,1 Allstar Co-Invest LLC Private Placement		NA	3,416
	DeVry Inc.	106,715	3,310
	Delphi Automotive plc	59,550	3,019
	Kohl's Corp.	55,400	2,798
*,1 Buck Holdings LP Private Placement		NA	1,252
*	Sears Hometown and Outlet Stores Inc.	9,125	399
			123,764
Consumer Staples (2.3%)
	Imperial Tobacco Group plc	244,682	8,484
	Maple Leaf Foods Inc.	485,800	6,758
	Molson Coors Brewing Co. Class B	126,000	6,031
	Archer-Daniels-Midland Co.	75,500	2,560
			23,833
Energy (14.7%)
*	Cobalt International Energy Inc.	1,488,160	39,540
	Pioneer Natural Resources Co.	128,860	18,652
	Halliburton Co.	316,845	13,219
*	Southwestern Energy Co.	302,100	11,036
*	McDermott International Inc.	1,211,416	9,909
*	Karoon Gas Australia Ltd.	2,057,814	9,576
	National Oilwell Varco Inc.	130,900	9,019
	Canadian Natural Resources Ltd.	302,100	8,537
	Anadarko Petroleum Corp.	85,200	7,321
	QEP Resources Inc.	258,200	7,173
*	Superior Energy Services Inc.	223,080	5,787
	Baker Hughes Inc.	124,600	5,748
^	Trican Well Service Ltd.	265,300	3,527
*	Newfield Exploration Co.	92,500	2,210
	Inpex Corp.	433	1,800
			153,054
Financials (15.9%)
	Wells Fargo & Co.	444,320	18,337
*	E*TRADE Financial Corp.	1,346,920	17,052

	MetLife Inc.	331,800	15,183
	JPMorgan Chase & Co.	268,100	14,153
*	American International Group Inc.	240,200	10,737
	Reinsurance Group of America Inc. Class A	146,200	10,104
	PNC Financial Services Group Inc.	134,000	9,771
	AvalonBay Communities Inc.	66,000	8,904
*	IntercontinentalExchange Inc.	42,535	7,561
	Boston Properties Inc.	61,900	6,529
	Julius Baer Group Ltd.	163,741	6,391
	LPL Financial Holdings Inc.	149,800	5,656
	Citigroup Inc.	100,800	4,835
	Hatteras Financial Corp.	178,700	4,403
	Bank of America Corp.	336,300	4,325
	Weyerhaeuser Co.	149,500	4,259
	Unum Group	143,500	4,215
	Principal Financial Group Inc.	111,500	4,176
	Equity Lifestyle Properties Inc.	50,800	3,992
	NASDAQ OMX Group Inc.	84,200	2,761
	Ameriprise Financial Inc.	32,575	2,635
			165,979
Health Care (13.1%)
	Merck & Co. Inc.	406,900	18,900
*	Vertex Pharmaceuticals Inc.	203,385	16,244
	Bristol-Myers Squibb Co.	319,575	14,282
*	Hologic Inc.	557,575	10,761
	UnitedHealth Group Inc.	145,100	9,501
*,^ Arena Pharmaceuticals Inc.		1,153,350	8,881
	Roche Holding AG	30,888	7,666
*	TherapeuticsMD Inc.	2,415,071	7,318
	Teva Pharmaceutical Industries Ltd. ADR	158,705	6,221
	Pfizer Inc.	220,636	6,180
*	Almirall SA	460,756	5,855
*	WuXi PharmaTech Cayman Inc. ADR	274,900	5,773
	Aetna Inc.	90,100	5,725
	Medtronic Inc.	97,700	5,029
*	AVANIR Pharmaceuticals Inc.	819,100	3,768
	Agilent Technologies Inc.	60,900	2,604
	Zoetis Inc.	69,350	2,142
*	Novavax Inc. Warrants Exp. 08/31/2013	401,850	21
			136,871
Industrials (6.5%)
*	Hertz Global Holdings Inc.	290,015	7,192
*	Armstrong World Industries Inc.	142,725	6,821
	Knight Transportation Inc.	391,300	6,582
*	WESCO International Inc.	93,400	6,347
	United Parcel Service Inc. Class B	71,200	6,157
	KBR Inc.	184,325	5,991
	Textron Inc.	188,430	4,909
*	Owens Corning	122,710	4,795
	Dover Corp.	55,500	4,310
*	Polypore International Inc.	98,900	3,986
	Knoll Inc.	255,000	3,624
	Boeing Co.	31,500	3,227
	PACCAR Inc.	39,300	2,109
	Toll Holdings Ltd.	395,742	1,915

*	Esterline Technologies Corp.	3,000	217
			68,182
Information Technology (21.3%)
*	SunEdison Inc.	2,832,480	23,141
*	Micron Technology Inc.	1,480,105	21,210
*,^ Pandora Media Inc.		686,845	12,638
	Cisco Systems Inc.	501,600	12,194
*	Akamai Technologies Inc.	262,605	11,174
*	Skyworks Solutions Inc.	510,115	11,166
	EMC Corp.	460,300	10,872
*	Yahoo! Inc.	422,305	10,604
*	Citrix Systems Inc.	174,325	10,517
*	JDS Uniphase Corp.	678,495	9,757
	Samsung Electronics Co. Ltd.	7,760	9,070
	Intel Corp.	309,100	7,486
*	Alcatel-Lucent ADR	3,970,715	7,227
*	Teradyne Inc.	394,500	6,931
	Activision Blizzard Inc.	477,100	6,804
*	GT Advanced Technologies Inc.	1,552,490	6,443
	Apple Inc.	15,820	6,266
	Booz Allen Hamilton Holding Corp.	329,567	5,728
*	Juniper Networks Inc.	281,100	5,428
*	SanDisk Corp.	83,950	5,129
*	VMware Inc. Class A	71,640	4,799
	Western Union Co.	222,900	3,814
*	Check Point Software Technologies Ltd.	71,900	3,572
*	Zynga Inc. Class A	1,275,570	3,546
*	Arrow Electronics Inc.	65,700	2,618
	Harris Corp.	40,000	1,970
*	Google Inc. Class A	2,200	1,937
	Seagate Technology plc	7,550	339
			222,380
Materials (7.2%)
	Barrick Gold Corp.	766,685	12,068
	Cabot Corp.	265,870	9,949
	Methanex Corp.	215,490	9,221
	Norbord Inc.	304,810	8,819
*,^ Molycorp Inc.		1,194,622	7,407
	Reliance Steel & Aluminum Co.	111,200	7,290
*	Allied Nevada Gold Corp.	703,852	4,561
	AuRico Gold Inc.	814,400	3,559
	Mosaic Co.	65,700	3,535
*	Continental Gold Ltd.	1,098,615	3,447
	Celanese Corp. Class A	59,700	2,674
*	SunCoke Energy Inc.	155,680	2,183
*	Louisiana-Pacific Corp.	17,305	256
			74,969
Telecommunication Services (1.3%)
	T-Mobile US Inc.	338,370	8,395
	Vodafone Group plc	1,969,568	5,644
			14,039
Utilities (4.7%)
	NRG Energy Inc.	649,585	17,344
*	Calpine Corp.	543,220	11,533
	Entergy Corp.	126,500	8,814
	Snam SPA	1,234,992	5,623

Xcel Energy Inc.			183,400	5,198
				48,512
Total Common Stocks (Cost $893,474)				1,031,583
	Coupon
Temporary Cash Investments (2.7%)
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund	0.127%		14,266,000	14,266

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.3%)
Credit Suisse Securities (USA), LLC
(Dated 6/28/13, Repurchase Value
$11,000,000, collateralized by U.S.
Treasury Note/Bond 6.750%, 8/15/26, with
a value of $11,220,000)	0.100%	7/1/13	11,000	11,000
Deutsche Bank Securities, Inc.
(Dated 6/28/13, Repurchase Value
$2,700,000, collateralized by Federal
National Mortgage Assn. 3.000%, 7/1/33,
with a value of $2,754,000)	0.250%	7/1/13	2,700	2,700
				13,700
Total Temporary Cash Investments (Cost $27,966)				27,966
Total Investments (101.6%) (Cost $921,440)				1,059,549
Other Assets and Liabilities-Net (-1.6%)[3]				(16,609)
Net Assets (100%)				1,042,940

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,436,000.
1 Restricted securities totaling $4,668,000, representing 0.4% of net assets. Shares not applicable for these private placements.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $14,266,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as

Capital Value Fund

furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	964,869	62,046	4,668
Temporary Cash Investments	14,266	13,700	—
Total	979,135	75,746	4,668

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

Capital Value Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended June 30, 2013. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of September 30, 2012	14,884
Transfers out of Level 3	(10,715)
Change in Unrealized Appreciation (Depreciation)	499
Balance as of June 30, 2013	4,668

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2013 was $759,000.
Transfers out of Level 3 include $260,000 from the conversion of private placement shares to common shares with the remainder representing a reduction in the fund’s investment and realized gains from private placement securities.

E. At June 30, 2013, the cost of investment securities for tax purposes was $921,498,000. Net unrealized appreciation of investment securities for tax purposes was $138,051,000, consisting of unrealized gains of $172,353,000 on securities that had risen in value since their purchase and $34,302,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments
As of June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/13	308,178	390,539
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/14	328,404	418,966
United States Treasury Inflation Indexed
Bonds	1.250%	4/15/14	235,084	261,809
United States Treasury Inflation Indexed
Bonds	2.000%	7/15/14	292,836	372,874
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/15	297,630	376,837
United States Treasury Inflation Indexed
Bonds	0.500%	4/15/15	327,028	359,614
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/15	266,964	339,295
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/16	261,777	329,308
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/16	592,696	640,285
United States Treasury Inflation Indexed
Bonds	2.500%	7/15/16	260,894	331,989
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/17	225,652	288,283
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/17	679,195	713,272
United States Treasury Inflation Indexed
Bonds	2.625%	7/15/17	202,180	257,211
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	179,198	217,641
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	246,291	253,985
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	63,275	74,468
Total U.S. Government and Agency Obligations (Cost $5,683,352)				5,626,376
			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund
(Cost $7,542)	0.127%		7,542,000	7,542
Total Investments (99.5%) (Cost $5,690,894)				5,633,918
Other Assets and Liabilities-Net (0.5%)				30,058
Net Assets (100%)				5,663,976

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,626,376	—
Temporary Cash Investments	7,542	—	—
Total	7,542	5,626,376	—

C. At June 30, 2013, the cost of investment securities for tax purposes was $5,690,894,000. Net unrealized depreciation of investment securities for tax purposes was $56,976,000, consisting of unrealized gains of $117,000 on securities that had risen in value since their purchase and $57,093,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

VANGUARD MALVERN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.